Other Income and Other Expense - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Income And Expenses [Abstract]
VAT relief	€ 1,169	€ 1,475	€ 1,573
Reimbursements	935	2,875	1,289
Lessor revenues	648
Other expense	€ 260	€ 457	€ 1,678